Revenue and other income (Details) - Schedule of revenue and other income - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue from Operating Activities
Revenue from contracts with customers	$ 145,776	$ 2,518,566	$ 2,387,426
Total Revenue from Operating Activities	145,776	2,518,566	2,387,426
Other Income
Australian Federal R&D Tax Concession Refund	356,209	308,225	531,005
COVID-19 government assistance	161,600	154,904
R&D grants	74,821
Other income	24,480	10,545	1,045
Total Other Income	617,110	473,674	532,050
Other Gains/(Losses) – Net
Net foreign exchange gains/(losses)	(582,528)	11,335	51,807
Net impairment losses	(759,765)		(13,394)
Total Other Gains/(Losses) – Net	$ (1,342,293)	$ 11,335	$ 38,413